LOANS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Number	Sep. 30, 2012 Number	Sep. 30, 2013 Number	Sep. 30, 2012 Number	Dec. 31, 2012 Number		Dec. 31, 2011 Number
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing					$ 108,000
Impaired Financing Receivable, Recorded Investment	19,668,000		19,668,000		19,721,000		24,835,000
Impaired Loans Required for Specific Reserves	7,100,000		7,100,000		6,000,000		9,600,000
With no related allowance, Recorded Investment	12,605,000		12,605,000		13,719,000		15,271,000
Increase (Decrease) in Finance Receivables			3,900,000		3,000,000
Financing Receivable, Modifications, Number of Contracts	6	4	19	17	18		21
Allowance for Loan and Lease Losses, Period Increase (Decrease)			1,700,000		564,000
Loans and Leases Receivable, Gross, Total	349,087,000	386,522,000	349,087,000	386,522,000	367,892,000	[1]	417,624,000
Financing Receivable, Recorded Investment, Nonaccrual Status	8,141,000		8,141,000		10,126,000		17,623,000
Impaired Financing Receivable, With Related Allowance, Recorded Investment	7,063,000		7,063,000		6,002,000		9,564,000
Allowance for Loan and Lease Losses, Write-offs	636,000	398,000	1,148,000	2,417,000	3,254,000		10,422,000
Impaired Loans [Member]
With no related allowance, Recorded Investment					13,700,000		15,300,000
Loans and Leases Receivable, Gross, Total					19,700,000		24,800,000
Financing Receivable, Recorded Investment, Nonaccrual Status					10,100,000		17,600,000
Financing Receivable Recorded Investment Still Accruing					9,600,000		7,200,000
Impaired Financing Receivable, With Related Allowance, Recorded Investment					6,000,000		9,600,000
Allowance for Loan and Lease Losses, Write-offs					3,000,000		5,300,000
Nonaccrual Impaired Loans [Member]
Impaired Financing Receivable, Recorded Investment	8,100,000		8,100,000		10,100,000
Accrual Impaired Loans [Member]
Impaired Financing Receivable, Recorded Investment	11,600,000		11,600,000		9,600,000
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications, Number of Contracts					33
Financing Receivable, Modifications, Recorded Investment	10,600,000		10,600,000		6,600,000
Troubled Debt Restructuring Accrual Status [Member]
Financing Receivable, Modifications, Number of Contracts					14
Financing Receivable, Modifications, Recorded Investment	9,300,000		9,300,000		1,900,000
Troubled Debt Restructuring Nonaccrual Status [Member]
Financing Receivable, Modifications, Number of Contracts					19
Financing Receivable, Modifications, Recorded Investment	1,300,000		1,300,000		4,700,000
Unused Lines of Credit [Member]
Line of Credit Facility, Maximum Amount Outstanding During Period			84,400,000		55,200,000
Unused Lines of Credit [Member] | Directors And Executive Officers [Member]
Line of Credit Facility, Maximum Amount Outstanding During Period					1,100,000
Commercial and Industrial [Member]
With no related allowance, Recorded Investment	628,000		628,000		545,000		478,000
Loans and Leases Receivable, Gross, Total	29,233,000	33,175,000	29,233,000	33,175,000	29,297,000		33,146,000
Financing Receivable, Recorded Investment, Nonaccrual Status	137,000		137,000		319,000		171,000
Impaired Financing Receivable, With Related Allowance, Recorded Investment	14,000		14,000		65,000		0
Allowance for Loan and Lease Losses, Write-offs	1,000	7,000	130,000	58,000	193,000		4,116,000
Recovery On Previously Reported Loan Fraud					$ 2,600,000

[1]	Derived from audited consolidated financial statements.